FAIR VALUE MEASUREMENTS Q - Financial Instruments not Measured at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts payable and accrued liabilities	$ 421,355	$ 281,531
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	1,137,426	462,103
Assets posted as collateral - Cash	0	0
Accounts receivable	0	55,279
Loans receivable	0	0
Total Assets	1,137,426	517,382
Accounts payable and accrued liabilities	0	281,531
Notes payable	0	0
Collateral payable — Cash	0	0
Payable to customers — Cash	0	0
Loans payable	0	0
Settlement liability	0	0
Total Liabilities	0	281,531
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Assets posted as collateral - Cash	2,050	0
Accounts receivable	71,953	0
Loans receivable	642,671	476,620
Total Assets	716,674	476,620
Accounts payable and accrued liabilities	421,355	0
Notes payable	1,232,373	836,402
Collateral payable — Cash	22,180	74,995
Payable to customers — Cash	87,249	19,520
Loans payable	316,916	510,718
Settlement liability	151,029	151,029
Total Liabilities	2,231,102	1,592,664
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Assets posted as collateral - Cash	0	0
Accounts receivable	0	0
Loans receivable	0	0
Total Assets	0	0
Accounts payable and accrued liabilities	0	0
Notes payable	0	0
Collateral payable — Cash	0	0
Payable to customers — Cash	0	0
Loans payable	0	0
Settlement liability	0	0
Total Liabilities	0	0
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	1,137,426	462,103
Assets posted as collateral - Cash	2,050	0
Accounts receivable	71,953	55,279
Loans receivable	642,671	476,620
Total Assets	1,854,100	994,002
Accounts payable and accrued liabilities	421,355	281,531
Notes payable	1,150,287	845,186
Collateral payable — Cash	22,180	74,995
Payable to customers — Cash	87,249	19,520
Loans payable	316,916	510,718
Settlement liability	149,445	149,445
Total Liabilities	2,147,432	1,881,395
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	1,137,426	462,103
Assets posted as collateral - Cash	2,050	0
Accounts receivable	71,953	55,279
Loans receivable	642,671	476,620
Total Assets	1,854,100	994,002
Accounts payable and accrued liabilities	421,355	281,531
Notes payable	1,232,373	836,402
Collateral payable — Cash	22,180	74,995
Payable to customers — Cash	87,249	19,520
Loans payable	316,916	510,718
Settlement liability	151,029	151,029
Total Liabilities	$ 2,231,102	$ 1,874,195